Employee Benefit Plan	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plan

8. Employee Benefit Plan

The Company sponsors a defined contribution 401(k) plan covering all full-time employees. Participants may elect to contribute their annual pre-tax earnings up to the federally allowed maximum limits. The Company makes a matching contribution of 50% on the first 6% of contributions made by participants. Participant and Company contributions vest immediately. During the years ended December 31, 2013 and 2012, the Company recorded matching contribution expense of $77,138 and $79,656, respectively.